Emerging Economies Fund Performance Management - Emerging Economies Fund	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and the MSCI Emerging Markets Index (net), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.Effective April 29, 2024, BlackRock Investment Management, LLC (“BlackRock”) assumed sub‑advisory responsibilities for the Fund. From October 1, 2011 through April 28, 2024, J.P. Morgan Investment Management Inc. sub‑advised the Fund.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The below bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and the MSCI Emerging Markets Index (net), which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:December 31, 202018.34%Lowest Quarterly Return:March 31, 2020-24.25%Year to Date Most Recent Quarter:June 30, 202626.85%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	26.85%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	18.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(24.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020